EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	R$ (83.7)	R$ (80.1)	R$ (95.2)
Decrease in assumption	73.4	69.4	82.2
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	256.0	315.1	284.8
Decrease in assumption	(271.6)	(236.7)	(302.4)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(14.5)	(4.6)	(17.3)
Decrease in assumption	12.5	25.9	14.7
Actuarial assumption of life expectancy after retirement [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(180.9)	(150.2)	(201.0)
Decrease in assumption	R$ 177.5	R$ 241.4	R$ 196.1